Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED MARCH 15, 2024
TO THE PROSPECTUS DATED MAY 1, 2023, as supplemented,
OF VANECK ETF TRUST

This Supplement updates certain information contained in the above-dated Prospectus (the “May 1 Combined Prospectus”) for VanEck ETF Trust (the “Trust”) regarding VanEck Agribusiness ETF, VanEck Future of Food ETF, VanEck Gold Miners ETF, VanEck Green Metals ETF, VanEck Junior Gold Miners ETF, VanEck Low Carbon Energy ETF, VanEck Natural Resources ETF, VanEck Oil Refiners ETF, VanEck Oil Services ETF, VanEck Rare Earth/Strategic Metals ETF, VanEck Steel ETF and VanEck Uranium+Nuclear Energy ETF (each, a “Fund”), each a series of the Trust. You may obtain copies of each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.
Effective immediately, the shares of VanEck Natural Resources ETF (the "Fund") are no longer offered through the May 1 Combined Prospectus and all references to the Fund are hereby deleted from the May 1 Combined Prospectus. Effective immediately, the shares of the Fund are offered through the separate VanEck Natural Resources ETF Prospectus dated March 15, 2024. The shares of each of VanEck Agribusiness ETF, VanEck Future of Food ETF, VanEck Gold Miners ETF, VanEck Green Metals ETF, VanEck Junior Gold Miners ETF, VanEck Low Carbon Energy ETF, VanEck Oil Refiners ETF, VanEck Oil Services ETF, VanEck Rare Earth/Strategic Metals ETF, VanEck Steel ETF and VanEck Uranium+Nuclear Energy ETF continue to be offered through the May 1 Combined Prospectus, as supplemented.
Supplement Closing [Text Block]	ck0001137360_SupplementClosingTextBlock	Please retain this supplement for future reference.
VanEck Agribusiness ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Agribusiness ETF
VanEck Future of Food ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Future of Food ETF
VanEck Gold Miners
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Gold Miners ETF
VanEck Green Metals ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Green Metals ETF
VanEck Junior Gold Miners ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Junior Gold Miners ETF
VanEck Low Carbon Energy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Low Carbon Energy ETF
VanEck Natural Resources ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Natural Resources ETF
VanEck Oil Refiners ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Oil Refiners ETF
VanEck Oil Services ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Oil Services ETF
VanEck Rare Earth/Strategic Metals ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Rare Earth/Strategic Metals ETF
VanEck Vectors Steel ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Steel ETF
VanEck Uranium+Nuclear Energy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Uranium+Nuclear Energy ETF